Cover	Sep. 21, 2025
Cover [Abstract]
Entity Registrant Name	SolarMax Technology, Inc.
Entity Central Index Key	0001519472
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 21, 2025
Entity Ex Transition Period	false
Entity File Number	001-41959
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-2028786
Entity Address Address Line 1	3080 12th Street
Entity Address City Or Town	Riverside
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92507
City Area Code	951
Local Phone Number	300-0788
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SMXT
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false